Capital Stock - Additional Information 1 (Detail) (USD $)	0 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Jul. 28, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2011 Performance Program 2011 [Member]	Dec. 31, 2013 Performance Program 2011 [Member]	Jan. 31, 2013 Performance Program 2012 [Member]	Dec. 31, 2012 Performance Program 2012 [Member]	May 31, 2013 Performance Program 2013 [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Jul. 28, 2010 Series D Preferred Stock [Member]	Dec. 31, 2013 Series D Preferred Stock [Member]	Dec. 31, 2013 Conditional Restricted Stock [Member]	Dec. 31, 2012 Conditional Restricted Stock [Member]	Dec. 31, 2011 Conditional Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial conditional restricted stock unit awards granted to eligible employees					851,985		1,232,176
Nonvested shares outstanding						710,686		918,016					1,020,777	1,306,000
Minimum units awarded based upon measurement						0		0
Maximum units awarded based upon measurement						1,776,715		775,228
Range of ultimate number of restricted stock units awarded						Zero and a maximum of 1,776,715 units		Zero and a maximum of 775,228 units
Restricted stock awards cancelled									918,016				1,369,000
Stock-based compensation expense		$ 136,000,000	$ 167,000,000	$ 113,000,000									$ 27,000,000	$ 47,000,000	$ 12,000,000
Stock-based compensation expenses, after tax		94,000,000	119,000,000	73,000,000									17,000,000	31,000,000	8,000,000
Restricted stock capitalized		55,000,000	67,000,000	42,000,000									13,000,000	21,000,000	5,000,000
Total compensation cost related to non-vested options not yet recognized													47,000,000
Weighted-average remaining life of unvested restricted stock units													2 years 1 month 6 days
Preferred stock, shares authorized		10,000,000	10,000,000							10,000,000
Shares designated as Series A Junior Participating Preferred Stock										25,000
Mandatory convertibles preferred stock, Series D	6.00%											6.00%
Series A Preferred Stock Description		Series A Preferred Stock In December 1995, the Company declared a dividend of one right (a Right) for each 2.31 shares (adjusted for subsequent stock dividends and a two-for-one stock split) of Apache common stock outstanding on January 31, 1996. Each full Right entitles the registered holder to purchase from the Company one ten-thousandth (1/10,000) of a share of Series A Preferred Stock at a price of $100 per one ten-thousandth of a share, subject to adjustment. The Rights are exercisable 10 calendar days following a public announcement that certain persons or groups have acquired 20 percent or more of the outstanding shares of Apache common stock or 10 business days following commencement of an offer for 30 percent or more of the outstanding shares of Apache’s outstanding common stock (flip in event); each Right will become exercisable for shares of Apache’s common stock at 50 percent of the then-market price of the common stock. If a 20-percent shareholder of Apache acquires Apache, by merger or otherwise, in a transaction where Apache does not survive or in which Apache’s common stock is changed or exchanged (flip over event), the Rights become exercisable for shares of the common stock of the Company acquiring Apache at 50 percent of the then-market price for Apache common stock. Any Rights that are or were beneficially owned by a person who has acquired 20 percent or more of the outstanding shares of Apache common stock and who engages in certain transactions or realizes the benefits of certain transactions with the Company will become void. If an offer to acquire all of the Company’s outstanding shares of common stock is determined to be fair by Apache’s board of directors, the transaction will not trigger a flip in event or a flip-over event. The Company may also redeem the Rights at $.01 per Right at any time until 10 business days after public announcement of a flip in event. These rights were originally scheduled to expire on January 31, 2006. Effective as of that date, the Rights were reset to one right per share of common stock and the expiration was extended to January 31, 2016. Unless the Rights have been previously redeemed, all shares of Apache common stock issued by the Company after January 31, 1996 will include Rights. Unless and until the Rights become exercisable, they will be transferred with and only with the shares of Apache common stock.
Dividend declared for Series A preferred stock										One right for each 2.31 shares Adjusted for susequent stock divident and two for one stock Split
Purchase Price of series A Preferred stock per One - thousand share under rights Granted		$ 100
Number of Days to exercise Right after Public announcement for entities acquiring more than 20% of outstanding shares										10 days
Number of days To exercise right after commencement of offer for 30% or more outstanding shares		10 days
Price for exercising rights as above Percentage of market price of common share		50.00%
Percentage acquired by Apache shareholders on contingency		20.00%
Redemption of right shares		$ 0.01
Dividend right expiration date										Mar. 07, 2014
Depositary shares in separate underwriting	25,300,000
Depositary shares each representing	1/20th interest
Preferred stock, shares issued	1,265,000		1,265,000
Maximum common shares issued to convertible preferred stock											14,400,000